Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Short-Term Bank Loans
	As of December 31,
Lender	2023 (RMB)	2024 (RMB)
Industrial Bank Co., Ltd., Xiamen Branch (a)	4,000	10,000
Agricultural Bank of China, Xiamen Software Park Sub-branch (b)	10,000	10,000
China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch (c)	–	2,109
Subtotal – Bank Loans	14,000	22,109
Short-term Loans from Third-party Investors (2)
Loans from multiple third-party investors (“Investors”)	16,033	9,595
Total Short-term Borrowings	30,033	31,704
Long-term Bank Loans (3)
WeBank Co., Ltd., Qianhai, Shenzhen	–	667
(a)	On September 15, 2023, the company entered into a one-year loan agreement with Industrial Bank Co., Ltd Xiamen Branch for a principal amount of RMB 4,000 thousand and an interest rate equal to the 1-year LPR (Loan Prime Rate) of 3.45% and floating upward by 0.55%. The loan was fully repaid in September 2024. On September 14, 2024, the company entered into a new one-year loan agreement for RMB 4,000 thousand. The interest rate is composed of the one-year LPR interest rate on the date of signing the contract which is 3.35% and floating upward by 0.25%. On June 21, 2024, the company entered into a loan agreement with the same bank for RMB 3,000 thousand each, with a 3.45% LPR floating upward by 0.4%, both maturing in one year. On June 21, 2024, the company also signed a RMB 3,000 thousand loan with the same terms.

All the above loans remained outstanding as of December 31, 2024, and are scheduled to be repaid at maturity. The company’s chairman and the spouse of the Company’s chairman, Mr. Zhang Andong and Ms. Zhang Hongling, provided personal guarantees for these borrowings.

(b)	On August 30, 2023, the company signed a facility agreement of RMB 10,000 thousand with a validity period of 10 years (August 30, 2023 to August 29, 2033) with Agricultural Bank of China Xiamen Software Branch, under which individual borrowings may not exceed one year. The effective LPR interest rate was of 3.45% and floating downward by 0.05%. The company drew RMB 10 thousand on September 14, 2023, and RMB 9,990 thousand on September 15, 2023. These amounts were fully repaid in September 2024. The company from September 2nd to 4th, 2024, drew additional amounts of RMB 1,750 thousand, RMB 3,200 thousand, and RMB 5,050 thousand, respectively. The spouse of the Company’s chairman, Ms. Zhang Hongling, provided personal guarantees for these borrowings. All loans remained outstanding as of December 31, 2024, and will be repaid at maturity.

(c)

On March 5, 2024, the company entered into a one-year loan agreement with China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch of RMB 2,109 thousand with an LPR interest rate of 3.45% and floating upward by 0.5%. As of December 31, 2024, this loan remained outstanding and will be repaid at maturity. This debt is unsecured.

Interest expenses were RMB 54 thousand, RMB 417 thousand and RMB 729 thousand for short-term borrowings for the years ended December 31, 2022, 2023 and 2024. The weighted average interest rates of bank borrowings were 3.4% and 3.8% per annum as of December 31, 2023 and 2024, respectively.

(2)	Short-term Loans from Third-party Partners
(3)	Long-term Bank Loan